Expense Example {- Fidelity® Tax-Exempt Money Market Fund} - 10.31 Fidelity Tax-Exempt Money Market Fund Premium PRO-10 - Fidelity® Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund-Premium Class
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 34
3 years	113
5 years	202
10 years	$ 463